Leases (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Related Party Transaction [Line Items]
Operating Lease, Right-of-Use Asset	$ 255,847		$ 255,847		$ 270,969
Revenues	342,155	$ 346,938	660,710	$ 656,460
Operating Leases [Member]
Related Party Transaction [Line Items]
Operating Lease, Liability	253,022		253,022		270,738
Operating Lease, Right-of-Use Asset	255,847		255,847		$ 270,969
Time charter and voyage revenues	10,936	17,418	22,982	34,751
Sublease Income	$ 18,996	22,746	$ 35,829	43,120
Lessee, Operating Lease, Remaining Lease Term	8 years 8 months 12 days		8 years 8 months 12 days
Finance Leases [Member]
Related Party Transaction [Line Items]
Sublease Income	$ 23,181	22,080	$ 46,140	39,865
Lessee, Finance Lease, Remaining Lease Term	8 years 3 months 18 days		8 years 3 months 18 days
Bareboat charter-in contract [Member] | Navios Libra and Navios Celeste [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates	7.00%		7.00%
Bareboat charter-in contract [Member] | Navios Amitie and Navios Star [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates	5.00%		5.00%
Bareboat charter-in contract [Member] | Baghdad and Erbil [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates	6.00%		6.00%
Bareboat charter-in contract [Member] | Nave Electron [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates	4.00%		4.00%
Bareboat Charter Out Contract [Member]
Related Party Transaction [Line Items]
Revenues	$ 8,465	$ 8,065	$ 16,530	$ 16,042
Bareboat Charter Out Contract [Member] | Baghdad Erbil Celeste [Member]
Related Party Transaction [Line Items]
Lessor, Operating Lease, Description			bareboat charter-out agreements for a firm charter period of ten years for the Baghdad and the Erbil and an extra optional period of five years, for both vessels, and for a firm period of up to two-years, extended for an additional period of five years for the Nave Celeste.